Property and Equipment	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Property and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment comprised the following:

	June 30,	September 30,
	2015	2014

Land:
Held for sales incentives	$3,562,500	$3,562,500
Less: Valuation allowance	(2,687,752)	(2,687,752)

	874,748	874,748

Computers and equipment	346,491	308,004
Computer software	690,565	690,565
Furniture and fixtures	108,230	102,805

	1,145,286	1,101,374
Accumulated depreciation	(684,409)	(533,414)

	460,877	567,960

Total	$1,335,625	$1,442,708

Land Held for Sales Incentives

The Company acquired a land parcel consisting of 15 lots in the Cayman Islands in March 2010. As of June 30, 2015, the land value of approximately $0.9 million consisted of the contract price and land filled cost of approximately $3.6 million less a valuation allowance of approximately $2.7 million that was based on Management’s evaluation of the estimated fair value.

The investment in the land parcel in the Cayman Islands is intended to provide incentive rewards to the best performing DubLi Business Associates upon attaining certain performance objectives.

Depreciation

Depreciation expense was $51,721 and $49,653, for the three months ended June 30, 2015 and 2014, respectively, and $156,297 and $148,940 for the nine months ended June 30, 2015 and 2014, respectively.

6. Property and Equipment

Property and equipment comprised the following:

	September 30,
	2014	2013
Land:
Held for investment	$-	$2,114,412
Held for sales incentives	3,562,500	3,562,500
Less: Valuation allowance	(2,687,752)	(3,576,895)
	874,748	2,100,017

Computers and equipment	308,004	303,511
Computer software	690,565	690,565
Furniture and fixtures	102,805	93,237
	1,101,374	1,087,313
Accumulated depreciation	(533,414)	(337,940)
	567,960	749,373

	$1,442,708	$2,849,390

Land Held for Sales Incentives

The Company acquired a land parcel consisting of 15 lots in the Cayman Islands in March 2010. As of September 30, 2014, the land value of approximately $0.9 million included the contract price and land filled cost of approximately $3.6 million less a valuation allowance of approximately $2.7 million that was based on Management’s evaluation of the estimated fair value.

The investment in the land parcel in the Cayman Islands is intended to provide incentive rewards to the best performing DubLi Business Associates upon attaining certain performance objectives.

Depreciation

Depreciation expense was $198,428 and $182,255, for the years ended September 30, 2014 and 2013, respectively. During the year ended September 30, 2013, the Company recorded a software impairment charge of approximately $0.4 million due to obsolescence of certain components of our shopping mall operating system.